Transactions With Related Parties (Details) - Schedule of Composition of the Bank’s Key Personnel	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Transactions With Related Parties (Details) - Schedule of Composition of the Bank’s Key Personnel [Line Items]
No. of executives	133	135	111
Director [Member]
Transactions With Related Parties (Details) - Schedule of Composition of the Bank’s Key Personnel [Line Items]
No. of executives	11	11	11
Manager [Member]
Transactions With Related Parties (Details) - Schedule of Composition of the Bank’s Key Personnel [Line Items]
No. of executives	122	124	100